ADDITIONAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Interest Paid Included in Net Cash Provided by Operating Activities

The following amounts of interest paid were included in net cash provided by operating activities:

	Fiscal Year Ended		Six Months Ended	Fiscal Year Ended
	December 31, 2012	December 31, 2011	December 31, 2010	June 30, 2010
Interest paid	14.5	2.0	7.9	27.2